Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001800347
Registrant Name	E2open Parent Holdings, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES